Taxes - Schedule of components of the Group's deferred tax assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset movement:
Opening balance	$ 5,288,913	$ 9,468,808
Income tax benefit	(78,018)
Expiration		(563,709)
Reversal	(233,084)
Foreign currency adjustments	352,957	(3,616,186)
Closing balance	$ 5,486,804	$ 5,288,913